Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	R$ 10,997	R$ 4,797
Short-term investments	5,402	13,238
Total	R$ 16,399	R$ 18,035	R$ 13,249	R$ 11,398